DISPOSAL OF SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2019
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
DISPOSAL OF SUBSIDIARIES AND AFFILIATES

NOTE 46 - DISPOSAL OF SUBSIDIARIES AND AFFILIATES

46.1 - Sale of subsidiaries - Ceal and Amazonas Distribuidora

The subsidiaries Ceal and Amazonas Distribuidora, previously classified as held for sale, had their auctions held on December 10, 2018 and December 28, 2018, respectively.  Sales of these subsidiaries were concluded on March 18, 2019 and April 10, 2019, respectively, with the signing of the share purchase and sale contract in accordance with the schedule established in the privatization auction. Eletrobras did not exercise the option to maintain participation in the subsidiaries, so Eletrobras no longer has shares in the companies.

As a result of the conclusion of the process of sale of the distributors, Equatorial Energia S.A. acquired the controlling interest of approximately 89.94% of the total capital of Ceal and the Consortium formed by the companies Oliveira Energia Geração e Serviços Ltda. and ATEM'S Distribuidora de Petróleo S.A. and acquired the controlling interest of approximately 90% of the total capital of Amazonas Distribuidora.

Eletrobras received, for the sale of the two distributors mentioned above, the amount of approximately R$ 100 and had a positive effect on the result of the year of R$ 3,284,975, due to the reversal of negative equity. The effect on disposal is recorded as a discontinued operation.

	Ceal	Amazonas D
Negative Equity	900,034	5,269,403
Other comprehensive income	(40,974)	(9,647)
Sale price	(50)	(50)
Gain on the disposal of distributors' shares	859,010	5,259,706

Income on discontinued operations
CEAL income recognized on the fiscal year as of the sale date	94,451
Amazonas D income recognized on the fiscal year as of the sale date	(1,176,127)
CEAL disposal effect - reversal of negative equity	859,060
Amazonas D disposal effect - reversal of negative equity	5,259,756
Provision for the Right of Reimbursement CCC	(1,752,165)
Income on discontinued operations	3,284,975

As part of the privatization modeling of Amazonas Distribuidora, the Company assumed obligations and rights in equivalent amounts, in accordance with the conditions set forth in CPPI Resolution No. 20 of November 8, 2017 and subsequent amendments, see notes 11 and 21.

46.2 - Sale of SPEs

Lot	SPE	Disposal Date	Buyer	Approximate Transaction Amount
Lot H	Pedra Branca S.A, São Pedro do Lago S.A, Sete Gameleiras S.A, Baraúnas I Energética S.A, Baraúnas II Energética S.A, Mussambê Energética S.A, Morro Branco I Energética S.A e Banda de Couro Energética S.A.	03/28/2019	Brennand Energia S.A	250,000

Lot N	Empresa de Transmissão do Alto Uruguai - ETAU	04/29/2019	TAESA S.A e DME Energética S.A	39,134
Lot L	Brasnorte Transmissora de Energia S.A - BRASNORTE	05/31/2019	TAESA S.A	76,000
Lot M	Companhia Transirapé de Transmissão - TRANSIRAPÉ	05/31/2019	TAESA S.A	77,000
Lot J	Uirapuru Transmissora de energia S.A	06/25/2019	Copel Geraçãp e Transmissão S.A	100,000

Lot O	Amazônia - Eletronorte Transmissora de Energia S.A - AETE	07/01/2019	APAETE Participações em Transmissão - APAETE	87,000

Lot F	Brasventos Eolo Geradora de Energia S.A, Rei dos Ventos 3 Geradora de Energia S.A e Brasventos Miassaba 3 Geradora de Energia S.A.	08/23/2019	Ventus Holding de Energia Eólica Ltda	178,000

Lot C	Eólica Serra das Vacas Holding - S.A	10/07/2019	Eólica Serra das Vacas Participações S.A	74,000
Lot K	Transmissora Matogressense de Energia S.A	11/13/2019	Alupar Investimento S.A	118,000

The effect of the sale of SPEs on December 31, 2019 was R$24,715.